share-based compensation - TELUS International (Cda) Inc. restricted share units (Details)	12 Months Ended
	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
Number of restricted share units - Non-vested
Outstanding, beginning of period	0
Outstanding, end of period	0	0
TELUS International (Cda) Inc. Restricted Share Units US Dollar Denominated
Number of restricted share units - Non-vested
Outstanding, beginning of period	1,383,642	2,093,603
Granted - Initial award	1,383,983	357,966
Non-vested	(805,429)	(982,395)
Forfeited	(111,389)	(85,532)
Outstanding, end of period	1,850,807	1,383,642
Number of restricted share units - vested
Vested	805,429	982,395
Settled in cash	(773,185)	(982,395)
Settled in equity	(32,244)
Weighted average grant-date fair value
Outstanding, beginning of period, non-vested | $ / shares	$ 7.94	$ 6.11
Granted - Initial award | $ / shares	27.26	11.11
Vested | $ / shares	7.29	5.95
Settled in cash | $ / shares	6.31	5.95
Settled in equity | $ / shares	31.01
Forfeited | $ / shares	20.16	7.00
Outstanding, end of period, non-vested | $ / shares	$ 21.94	$ 7.94